Capital structure and financial items - Financial income and expenses - Financial expenses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interest expenses	kr 390	kr 220	kr 85
Foreign exchange loss (net)	0	539	1,510
Financial loss from forward contracts (net)	1,889	2,673	0
Capital loss on investments, net	195	145	88
Result of associated companies	0	137	0
Other finance cost	150	281	72
Total financial expenses	kr 2,624	kr 3,995	kr 1,755